Asset impairment	12 Months Ended
Dec. 31, 2019
Asset Impairment Charges [Abstract]
Asset impairment	Asset impairment
Asset impairment consisted of the following for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Flight equipment held for operating leases (Note 5)	$69,383	$39,318	$54,331
Flight equipment held for sale	766	4,868	6,955
	$70,149	$44,186	$61,286

During the years ended December 31, 2019, 2018 and 2017, we recognized impairment charges related to sales transactions and lease terminations, which were fully or partially offset by maintenance revenue recognized when we retained maintenance-related balances or received EOL compensation.